CSMC 2021-NQM8 Trust ABS-15G

Exhibit 99.42

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
433850358	Borrower Last Name	Per Tape	Per Data	Audit Value Pulled From Note